Grant and Subsidy Income - Additional Information (Details) $ in Thousands, € in Millions	3 Months Ended		6 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 EUR (€)	Oct. 31, 2023 CAD ($)	May 31, 2022 EUR (€)
Grant And Subsidy Income [Abstract]
Grant awarded						€ 0.5
Grant income	$ 22	$ 16	$ 168	€ 0.1	$ 299